Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Summary of property and equipment
	December 31,
	2012	2011
Building and improvements	$227,603	$227,603
Furniture	119,810	118,187
Computers and Equipment	160,469	99,316
	507,882	445,106
Less - Accumulated depreciation	(142,865)	(92,607)
Total	$365,017	$352,499